Condensed Statements of Cash Flows $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Cash flows from operating activities:
Net loss	$ (9,579)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	24
Stock-based compensation expense	80
Change in fair value of Convertible Notes	4,942
Non-cash lease expense	17
Accretion of discounts on short-term investments	(71)
Interest accrued on Convertible Notes	558
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(992)
Accounts payable and accrued expenses	(2,644)
Operating lease liabilities	(24)
Net cash used in operating activities	(7,689)
Cash flows from investing activities:
Purchases of short-term investments	(16,377)
Maturities of short-term investments	5,494
Net cash used in investing activities	(10,883)
Cash flows from financing activities:
Proceeds from exercise of stock options	3
Payments of deferred offering costs	(1,606)
Net cash (used in) provided by financing activities	(1,603)
Net decrease in cash and cash equivalents	(20,175)
Cash and cash equivalents - beginning of period	31,614
Cash and cash equivalents - end of period	11,439
Non-cash investing and financing activities
Deferred offering costs included in accounts payable and accrued expenses	$ 781